Earnings/(loss) per Share, detail (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Abstract]
Incremental shares included in the denominator of the diluted earnings per share calculation	2,964,828
Anti-dilutive incremental shares not included in the calculation of diluted earnings per share		2,184,878
Net Income	$ 61,649	$ 1,520
Dividends on series B preferred shares	(2,884)	(2,884)
Net Income/(Loss) Attributable to Common Stockholders	$ 58,765	$ (1,364)
Weighted average number of common shares, basic	77,343,851	82,792,000
Weighted average number of common shares, diluted	80,308,679	82,792,000
Earnings/(loss) per share, basic	$ 0.76	$ (0.02)
Earnings/(loss) per share, diluted	$ 0.73	$ (0.02)